CARES Act	9 Months Ended
Sep. 30, 2021
Coronavirus Aid Relief And Economic Security Act [Abstract]
Coronavirus Aid Relief And Economic Security Act [Text Block]

19	CARES Act

i)
During April 2020, the Company received a grant of $1.1 million under the first appropriation made by the U.S. Health and Human Services (“HHS”) to Medicare providers pursuant to the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). Subsequently, in December 2020, the Company received an additional grant from the HHS of $4.1 million and in April 2021, the Company received an additional grant from the HHS of $0.8 million. Additional grants may be available to the Company through subsequent appropriations under this program. The Company applied for these grants after determining that it was eligible to do so. Also, the Company has incurred expenses and experienced a loss of revenue that are eligible to be reimbursed under these grants. The grants received are recorded in the condensed consolidated statements of operations and comprehensive income (loss) in other revenues.

ii)
During April 2020, the Company received $3.1 million of accelerated Medicare payments under the expanded Accelerated and Advance Payments Program from Centers for Medicare & Medicaid Service (“CMS”). These payments are required to be applied to claims beginning one year after their receipt through the adjudication of Medicare claims over a future period. These payments to the Company are recorded in the condensed consolidated balance sheets in accounts payable and accrued liabilities until applied to claims. In connection with the Alliance Acquisition (note 5), the Company assumed an obligation totaling $
3.3

million related to the Medicare advance payments. As of September 30, 2021, the Company has a total remaining balance of $4.6 million of Medicare advance payments to be applied to future Medicare claims.

iii)
The CARES Act allows employers to defer the payment of the employer’s share of Social Security taxes. As of September 30, 2021, such unpaid taxes totaled $8.5 million, of which $4.2 million is recorded in the condensed consolidated balance sheet in accounts payable and accrued liabilities and the remaining balance is recorded in other liabilities.